                        SUPPLEMENT DATED JANUARY 19, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1997
                    OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                      OF NORTHBROOK LIFE INSURANCE COMPANY

         Northbrook Life Insurance Company ("Northbrook Life") is pleased to announce the availability of three new optional enhancements, described below, to the Contracts described in the Prospectus. Capitalized terms have the same meaning as given to them in the Prospectus. Please retain this Supplement for future reference.

DOLLAR COST AVERAGING PROGRAM

         Northbrook Life now permits automatic transfers among any Sub-Accounts of the Variable Account in the Dollar Cost Averaging Program. Accordingly, please replace the words "the Money Market Sub-Account" with "any Sub-Accounts of the Variable Account" in your Prospectus, as follows:

Page 3:   Definition of Dollar Cost Averaging Program,
Page 5:   Question 4, and
Page 14:  Paragraph 6 under "Transfers".

AUTOMATIC PORTFOLIO REBALANCING

Northbrook Life Insurance Company now offers Automatic Portfolio Rebalancing. Accordingly, your Prospectus is amended as follows:

Page 14: Add the following paragraphs after paragraph 6 under "Transfers":

         Transfers may also be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-Accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis (or other frequencies that may be offered by the Company), determined from the first date that you decide to rebalance. Upon rebalancing, your money will be transferred among Sub-Accounts of the Variable Account to achieve the desired allocation.

         The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request.

         Transfers made through Automatic Portfolio Rebalancing are not assessed a $25 charge and are not included in the twelve free transfers per Contract Year. Any money allocated to the Fixed Account or the Dollar Cost Averaging Fixed Account will not be included in the rebalancing.

PERFORMANCE INCOME BENEFIT

Northbrook Life Insurance Company now offers, at the time the Contract is purchased, the option to elect the Performance Income Benefit. Accordingly, your Prospectus is amended as follows:

Page 4:  Add the definition of Performance Income Benefit:

         Performance Income Benefit - An income benefit option which can be selected at the time the Contract is purchased.

Page 6:  Question 6 continued:

After each reference to "Death Benefit provision" that appears in the first sentence, insert "or the optional Performance Income Benefit". Also, at the end of the first sentence, insert "When both the Performance Income Benefit and the Performance Death Benefit are selected an additional Mortality and Expense Risk Charge of .24% is assessed bringing the total charges for Contracts with both the Performance Income Benefit and the Performance Death Benefit to a Mortality and Expense Risk Charge of 1.49% and an Administrative Expense Charge of .10%."

Page 7: Replace the "Separate Account Annual Expenses" chart in its entirety with the following chart:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of account value)


                                            Without an        With an           With Both the
                                            Optional          Optional          Optional
                                            Death Benefit     Death Benefit     Performance
                                            Provision         Provision or      Income
                                                              the Optional      Benefit and
                                                              Performance       the Optional
                                                              Income            Performance
                                                              Benefit           Death Benefit

Mortality and Expense Risk Charge           1.25%             1.38%             1.49%
Administrative Expense Charge                .10%              .10%              .10%
Total Separate Account Annual Expenses      1.35%             1.48%             1.59%


Page 8: Replace the Example headings that read "(with an optional Death Benefit provision**)" with the heading "(with an optional Death Benefit provision or the optional Performance Income Benefit**)"

Add the following table under the section:  "If you surrender your Contract...."

(with both the optional Performance Income Benefit and the optional Performance Death Benefit****)


                                                   1 Year    3 Year   5 Year  10 Year
                                                   ------    ------   ------  -------
Money Market Sub-Account                             $65      $ 94     $125     $250
Quality Income Plus Sub-Account                      $65      $ 94     $126     $251
High Yield Sub-Account                               $65      $ 93     $125     $249
Utilities Sub-Account                                $66      $ 98     $133     $266
Income Builder Sub-Account                           $68      $103     $141     $281
Dividend Growth Sub-Account                          $65      $ 95     $128     $256
Capital Growth Sub-Account                           $67      $100     $136     $272
Global Dividend Growth Sub-Account                   $68      $104     $142     $284
European Growth Sub-Account                          $71      $112     $155     $310
Pacific Growth Sub-Account                           $73      $120     $169     $336
Capital Appreciation Sub-Account                     $68      $103     $141     $281
Equity Sub-Account                                   $65      $ 94     $136     $252
Strategist Sub-Account                               $65      $ 94     $125     $250

Add the following table under the section:  "If you do not surrender your Contract ...."


(with both the optional Performance Income Benefit and the optional Performance
Death Benefit ****)

                                                   1 Year   3 Year   5 Year   10 Year
                                                   ------   ------   ------   -------
Money Market Sub-Account                             $22      $68      $117     $250
Quality Income Plus Sub-Account                      $22      $68      $117     $251
High Yield Sub-Account                               $22      $68      $116     $249
Utilities Sub-Account                                $24      $73      $124     $266
Income Builder Sub-Account                           $25      $77      $132     $281
Dividend Growth Sub-Account                          $23      $70      $119     $256
Capital Growth Sub-Account                           $24      $75      $128     $272
Global Dividend Growth Sub-Account                   $25      $78      $134     $284
European Growth Sub-Account                          $28      $86      $147     $310
Pacific Growth Sub-Account                           $31      $94      $160     $336
Capital Appreciation Sub-Account                     $25      $77      $132     $281
Equity Sub-Account                                   $22      $69      $118     $252
Strategist Sub-Account                               $22      $68      $117     $250

**** Total Separate Account Annual Expenses of 1.59%


Page 16: In the third sentence under "Mortality and Expense Risk Charge," insert "or the optional Performance Income Benefit" after the phrase "optional Death Benefit provision." Also, insert the following two sentences before the last sentence of the first paragraph:

         The assessment of the additional .13% for the optional Performance Income Benefit is attributed to the assumption of additional survivorship risks. When both the Performance Income Benefit and the Performance Death Benefit are selected an additional .24% is assessed for a total of 1.49%.

Page 17: At the end of the second paragraph under "Benefits Under The Contract," add the following two sentences:

         If the Performance Income Benefit is selected at the time of purchase, then the Performance Death Benefit is the only optional Death Benefit provision available. Either of the optional Death Benefit provisions may not be available in all states.

Page 19: At the end of the "Amount of Variable Annuity Income Payments" section add the following:

         The Performance Income Benefit is an optional benefit that you may elect at the time you purchase your Contract. Your Performance Income Benefit, on the date of issue, will equal the amount of your initial Purchase Payment. For each Contract Anniversary, additional Purchase Payment or withdrawal we will recalculate your Performance Income Benefit. The Performance Income Benefit will be 1) increased by additional Purchase Payments and 2) reduced by withdrawals by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Cash Value just before the withdrawal.

         We will recalculate the Performance Income Benefit until the oldest Owner or Annuitant (if the Owner is a non-natural Owner) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional Purchase Payments and withdrawals.

         To exercise your Performance Income Benefit, you must apply it to an income plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an income plan that provides guaranteed payments for either a single or joint life for at least:

          1. 10 years, if the Annuitant's age (or youngest Annuitant's age in the case of joint Annuitants) is 80 or less on the date you apply the Benefit, or

          2. 5 years, if the Annuitant's age (or youngest Annuitant's age, in the case of joint Annuitants) is greater than 80 on the date you apply the Benefit.

           If your current Cash Value is higher than the Performance Income Benefit, you can apply the Cash Value to any income plan. The Performance Income Benefit may not be available in all states.

The following information is added to the Federal Tax Matters Section of your prospectus.

Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual
Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions.
Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

Please retain this Supplement for future reference.

                                     Part B

                      SUPPLEMENT DATED JANUARY 19, 1998 TO
            THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                    OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                      OF NORTHBROOK LIFE INSURANCE COMPANY

Under "Standardized Total Return" and "Other Total Return" replace the Example headings that read "(with an optional Death Benefit provision**)" with the heading "(with an optional Death Benefit provision or the optional Performance Income Benefit**)".

Also insert the following tables:
Standardized Total Return

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)

Sub-Account                                          One-Year          Since Inception
-----------------------                              --------          ---------------
Capital Growth                                         5.46%                11.38%
Dividend Growth                                       17.68%                22.04%
Equity                                                 6.26%                 9.70%
European Growth                                       23.61%                22.52%
Global Dividend Growth                                11.40%                15.44%
High Yield                                             5.88%                 6.63%
Money Market                                           N/A                   N/A
Pacific Growth                                        (2.08)%                 .62%
Quality Income Plus                                   (4.37)%                (.43)%
Strategist                                             8.88%                 9.91%
Utilities                                              2.64%                 7.63%

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)
                                                                                10-Years or Since
Sub-Account                                 1 Year            5-Years           Inception (if less)
-----------------------                     ------            -------           -------------------
Capital Growth                               5.46%              4.82%                   8.45%
Dividend Growth                             17.68%             13.15%                  11.69%
Equity                                       6.26%             10.84%                  11.25%
European Growth                             23.61%             18.99%                  16.05%
Global Dividend Growth                      11.40%               N/A                   10.77%
High Yield                                   5.88%             11.11%                   5.52%
Money Market                                  N/A                N/A                     N/A
Pacific Growth                              (2.08)%              N/A                   (2.04)%
Quality Income Plus                         (4.37)%             5.71%                   6.94%
Strategist                                   8.88%              7.23%                   8.19%
Utilities                                    2.64%              8.71%                   9.57%
Other Total Returns

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)

                                                                                10-Years or Since
Sub-Account                                 1 Year            5-Years           Inception (if less)
-----------------------                     ------            -------           -------------------
Capital Growth                               9.77%             5.03%                 8.60%
Dividend Growth                             21.99%            13.31%                11.74%
Equity                                      10.58%            11.01%                11.30%
European Growth                             27.93%            19.13%                16.17%
Global Dividend Growth                      15.72%              N/A                 11.80%
High Yield                                  10.20%            11.27%                 5.58%
Money Market                                  N/A               N/A                   N/A
Pacific Growth                               2.24%              N/A                  (.74)%
Quality Income Plus                          (.06)%            5.91%                 6.99%
Strategist                                  13.20%             7.41%                 8.23%
Utilities                                    6.95%             8.89%                 9.61%
